Summary of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional amounts	$ 1,391,000
Interest rate swaps
Derivative [Line Items]
Notional amounts	775,000	$ 110,000
Non-designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	616,000
Designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	$ 775,000